Derivative Instruments and Hedging Activities - Additional Information (Detail) In Millions, unless otherwise specified											12 Months Ended				12 Months Ended
	May 31, 2013 USD ($)	May 31, 2013 EUR (€)	May 31, 2012 USD ($)	Sep. 25, 2007 USD ($)	Sep. 25, 2007 EUR (€)	May 31, 2013 Designated as Hedging Instrument [Member] Net Investment Hedging [Member] USD ($)	May 31, 2013 Swap agreements [Member]	May 31, 2012 Swap agreements [Member]	May 31, 2013 Credit valuation adjustment [Member] USD ($)	May 31, 2012 Credit valuation adjustment [Member] USD ($)	May 31, 2013 Euro term loan [Member] EUR (€)	May 31, 2013 Euro term loan [Member] USD ($)	Sep. 25, 2007 Euro term loan [Member] USD ($)	Sep. 25, 2007 Euro term loan [Member] EUR (€)	May 31, 2013 U.S. dollar term loan [Member] USD ($)
Derivative Instruments And Hedging Activities [Line Items]
Hedged portion of net investment				$ 1,690.0	€ 1,238.0						€ 1,757.4	$ 2,282.6	$ 1,207.4	€ 875.0
Outstanding principal balance						988.0					827.2	1,074.3
Net investment hedge		760.7
Difference unhedged											996.7	1,294.6
Swap liability	54.1		76.2						(0.6)	(0.8)
Effective interest rate												48.36%			63.48%
Effective interest rate amount											400.0				1,410.0
Term loan fixed interest rate												5.55%			5.51%
Derivative Effective Interest Rate, Unhedged Portion												3.67%			3.85%
Effective weighted average interest rate on all outstanding debt, including the interest rate swaps							6.29%	7.80%
Derivatives not designated as hedging instruments on a gross basis assets	0.5
Derivatives not designated as hedging instruments prepaid expenses and other and liabilities	$ 0.6